Consolidated portfolio of investments—June 30, 2026 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 95.53%
Australia: 0.29%
Evolution Mining Ltd. (Materials, Metals & mining)	400,000	$3,254,046
Canada: 70.30%
Agnico Eagle Mines Ltd. (Materials, Metals & mining)	345,807	53,729,618
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares (Materials, Metals & mining)	161,664	25,078,936
Alamos Gold, Inc. Class A (Materials, Metals & mining)	1,623,980	49,237,539
Artemis Gold, Inc. (Materials, Metals & mining)†	1,475,000	32,458,840
Barrick Mining Corp. (Materials, Metals & mining)	1,340,723	49,244,756
Centerra Gold, Inc. (Materials, Metals & mining)	50,000	792,879
Centerra Gold, Inc.-Legend Shares (Materials, Metals & mining)	250,000	3,964,393
Discovery Silver Corp. (Materials, Metals & mining)†	2,500,000	14,947,999
DPM Metals, Inc. (Materials, Metals & mining)	1,380,000	44,817,768
Eldorado Gold Corp. (Materials, Metals & mining)	510,000	15,872,660
Equinox Gold Corp. (Materials, Metals & mining)	1,033,935	10,075,080
Franco-Nevada Corp. (Materials, Metals & mining)	35,000	7,303,049
Franco-Nevada Corp.-Legend Shares (Materials, Metals & mining)144A†	95,948	20,020,371
G Mining Ventures Corp. (Materials, Metals & mining)†	1,782,425	52,193,979
Hemlo Mining Corp. (Materials, Metals & mining)†	3,995,000	14,844,809
IAMGOLD Corp. (Materials, Metals & mining)†	3,600,000	57,138,022
Kinross Gold Corp. (Materials, Metals & mining)	2,545,483	60,269,571
Lundin Gold, Inc. (Materials, Metals & mining)	730,000	39,381,139
LunR Royalties Corp. (Materials, Metals & mining)†	158,720	2,115,148
Montage Gold Corp. (Materials, Metals & mining)†	3,500,000	39,806,099
OceanaGold Corp. (Materials, Metals & mining)	1,465,000	36,721,840
OR Royalties, Inc. (Materials, Metals & mining)	320,000	10,133,051
Orla Mining Ltd. (Materials, Metals & mining)	1,600,000	15,647,453
Pan American Silver Corp. (Materials, Metals & mining)	209,762	9,403,609
Pan American Silver Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	440,000	19,707,600
Skeena Resources Ltd. (Materials, Metals & mining)†	970,000	25,852,988
Snowline Gold Corp. (Materials, Metals & mining)†	850,000	7,683,413
Torex Gold Resources, Inc. (Materials, Metals & mining)	625,250	24,886,559
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)144A†	185,000	7,363,476
Wheaton Precious Metals Corp. (Materials, Metals & mining)	12,950	1,456,755
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	310,000	34,819,200
		786,968,599
South Africa: 3.75%
Gold Fields Ltd. ADR (Materials, Metals & mining)	1,250,000	41,987,500
United Kingdom: 9.35%
AngloGold Ashanti PLC (Materials, Metals & mining)	605,591	48,986,256
Endeavour Mining PLC (Materials, Metals & mining)	1,110,000	55,654,574
		104,640,830
See accompanying consolidated notes to portfolio of investments
Allspring Precious Metals Fund | 1

Consolidated portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
United States: 11.84%
Coeur Mining, Inc. (Materials, Metals & mining)	770,605	$12,576,273
Coeur Mining, Inc. Toronto Stock Exchange (Materials, Metals & mining)	1,090,980	17,831,071
Newmont Corp. (Materials, Metals & mining)	880,067	82,198,259
Royal Gold, Inc. (Materials, Metals & mining)	100,036	19,968,186
		132,573,789
Total common stocks (Cost $422,497,955)		1,069,424,764

	Expiration date
Rights: 0.01%
Canada: 0.01%
Kinross Gold Corp. (Materials, Metals & mining)♦†	3-1-2032	75,000	90,168
Total rights (Cost $0)			90,168
Warrants: 0.00%
Canada: 0.00%
Cambria Gold Mines, Inc. (Materials, Metals & mining)♦†	7-25-2026	1,400,000	0
Total warrants (Cost $0)			0

	Troy Ounces
Commodities: 2.76%
Gold Bullion*	7,690	30,882,238
Total commodities (Cost $4,532,552)		30,882,238

		Yield	Shares
Short-term investments: 1.81%
Investment companies: 1.81%
Allspring Government Money Market Fund Select Class♠∞		3.57%	20,220,695	20,220,695
Total short-term investments (Cost $20,220,695)				20,220,695
Total investments in securities (Cost $447,251,202)	100.11%			1,120,617,865
Other assets and liabilities, net	(0.11)			(1,218,236)
Total net assets	100.00%			$1,119,399,629

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying consolidated notes to portfolio of investments
2 | Allspring Precious Metals Fund

Consolidated portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,886,152	$85,689,970	$(90,355,427)	$0	$0	$20,220,695	20,220,695	$186,082
See accompanying consolidated notes to portfolio of investments
Allspring Precious Metals Fund | 3

Notes to consolidated portfolio of investments—June 30, 2026 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2026, the Subsidiary held $30,882,238 in gold bullion representing 99.86% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of June 30, 2026, the Fund held $30,924,533 in the Subsidiary, representing 2.76% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2026, such fair value pricing was not used in pricing foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
4 | Allspring Precious Metals Fund

Notes to consolidated portfolio of investments—June 30, 2026 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$3,254,046	$0	$0	$3,254,046
Canada	755,620,359	31,348,240	0	786,968,599
South Africa	41,987,500	0	0	41,987,500
United Kingdom	104,640,830	0	0	104,640,830
United States	132,573,789	0	0	132,573,789
Rights
Canada	0	90,168	0	90,168
Warrants
Canada	0	0	0	0
Commodities	30,882,238	0	0	30,882,238
Short-term investments
Investment companies	20,220,695	0	0	20,220,695
Total assets	$1,089,179,457	$31,438,408	$0	$1,120,617,865
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Precious Metals Fund | 5